Share Based Payments - Narrative (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-cash share based compensation | $	$ 1,470,153	$ 1,415,833	$ 578,703
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3
Reserve of share-based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares reserved for issuance (shares) | shares	3,219,845
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1.0
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3.0